Segment Reporting - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Number of operating segments	1
Percentage of product net sales from major customers from United States	87.00%	86.00%	91.00%